Preferred shares	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
8. Preferred shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series.

In 2005, the Company issued 10,000,000 series 1 preferred shares (the "Preferred Shares") to its CEO pursuant to the execution of the Technology Transfer Agreement (see note 1) in exchange for the rights to utilize the SFD® technology for hydrocarbon exploration.

The Preferred Shares do not participate in any dividends, and are not transferable except with the consent of the Board of Directors of NXT.

The number of Preferred Shares outstanding is as follows:

	# of shares	$ value
As at December 31, 2011 and 2012	10,000,000	$3,489,000
Conversion of Preferred Shares in May 2013	(2,000,000)	(3,256,400)

As at December 31, 2013 and 2014	8,000,000	232,600

These Preferred Shares are non-voting, and are convertible into up to 8,000,000 NXT common shares (on a 1 for 1 basis) under the following terms:

•	2,000,000 of the Preferred Shares became convertible into common shares upon issue. Effective May 22, 2013, these 2,000,000 Preferred Shares were converted into 2,000,000 common shares.

•	the remaining 8,000,000 Preferred Shares are subject to conditions related to potential future conversion. They may become convertible into common shares in four separate increments of 2,000,000 Preferred Shares each, should NXT achieve specified cumulative revenue thresholds of US $50 million, US $100 million, US $250 million and US $500 million prior to the December 31, 2015 Maturity Date.

•	an additional bonus of 1,000,000 common shares are issuable in the event that cumulative revenues exceed US $500 million.

•	if the final US $500 million cumulative revenue threshold is not achieved by the Maturity Date, NXT can elect to retain ownership of the SFD® technology by converting all of the remaining Preferred Shares into common shares, which it intends to do in 2015 prior to the Maturity Date.

•	cumulative revenue is defined as the sum of total revenue earned plus proceeds from the sale of assets accumulated since January 1, 2007, all denominated in US$, and calculated in accordance with generally accepted accounting principles.

•	In the event of a change of control or other transaction involving a re-arrangement of the business of NXT prior to the Maturity Date, the number of outstanding Preferred Shares which can be converted will be dependent on the transaction value payable (“TVP”) per outstanding NXT common share as follows:

20% if TVP is less than $5 per common share

60% if TVP is between $5 and $10 per common share

100% if TVP exceeds $10 per common share

As at December 31, 2014, the Company had generated cumulative revenue of approximately US $29.5 million (December 31, 2013 - US $25.8 million) that is eligible to be applied to the above noted conversion thresholds.

The Preferred Shares were originally recorded at their estimated fair value as at December 31, 2005, with the total substantially assigned to the 2,000,000 Preferred Shares portion which was immediately convertible. The remaining Preferred Shares were assigned a nominal value in 2005, reflecting the uncertainty that the required revenue objectives would be achieved to allow conversion into common shares, as follows:

	# of Preferred
	Shares	$ value
convertible upon issue effective December 31, 2005	2,000,000	$3,256,400
conditionally convertible on or before December 31, 2015	8,000,000	232,600

	10,000,000	3,489,000

Rights related to Preferred Shares

In January 2014, NXT’s CEO (the “Grantor”) personally granted (to a total of 17 persons, including NXT employees, directors, officers, advisors and others) “Rights” to acquire a total of 1,000,000 of the common shares which are expected to become issued to him upon future conversion of the Preferred Shares by their Maturity Date. Each of the Rights are subject to certain vesting provisions and will entitle the holder to acquire from the Grantor one common share of NXT at a fixed exercise price of $1.77 and will expire on December 31, 2015.

A total of 795,000 of these Rights were granted to certain of NXT’s current directors, officers, employees and advisors, and are supplemental to existing incentives which have been granted under NXT’s stock option plan (see note 10). The grant date fair value of these 795,000 Rights was estimated as $483,000 (which will be recognized over the remaining term to expiry of the Rights in 2015) calculated using the Black-Scholes valuation model, based on the following assumptions:

Expected dividends paid per common share	Nil
Expected life in years	1.9
Expected volatility in the price of common shares	62%
Risk free interest rate	1.0%
Weighted average fair value per Right at grant date	$0.60

In connection with the Rights, NXT recognized $ 226,000 as a component of stock based compensation expense for the year ended December 31, 2014 (see note 10).